100 Pearl Street Hartford, CT 06103	800.248.7971	VIRTUS.COM

December 20, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Virtus Opportunities Trust

1933 Act/Rule 497(j)

CIK 0001005020

File No. 033-65137 and 811-07455

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on December 18, 2012.

Sincerely,

/s/ Kevin J. Carr
Kevin J. Carr

cc:	Ann Flood

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